Stock-Based Compensation (Details)	12 Months Ended
Jun. 30, 2013
Expected term (years)	5 years
Dividend yield	0.00%
Maximum
Expected volatility	111.00%
Risk free interest rate	1.05%
Minimum
Expected volatility	106.00%
Risk free interest rate	0.88%